UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Institutional Investment Manager Filing this Report:

RS Growth Group LLC
388 Market Street, Ste. 1700
San Francisco, CA  94111

13F File Number: 028-05155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

George Randall Hecht
CEO
(415) 591-2700
Signature, Place, and Date of Signing:

/s/G. Randall Hecht	San Francisco, CA	   May 14, 2004

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	196

Form 13F Information Table Value Total:	115,476

List of Other Included Managers:	None


ISSUER               CLASS     CUSIP     VALUE   SHS   INVEST  VOTG
                                 	    (X1000)       DISCRET AUTH
24/7 Real Media, Inc.  Com   901314203     194  26,750   sole  sole
Abaxis, Inc.           Com   002567105     788  38,900   sole  sole
Able Laboratories, I   Com   00371n407   1,008  51,600   sole  sole
Accredited Home Lend   Com   00437P107     796  20,200   sole  sole
Act Teleconferencing   Com   000955104      15   5,300   sole  sole
Adobe Systems, Inc.    Com   00724f101     307   7,780   sole  sole
Advanced Fibre Commu   Com   00754a105     220  10,000   sole  sole
Aeropostale, Inc.      Com   007865108     399  11,000   sole  sole
Agilent Technologies,  Com   00846u101     253   8,000   sole  sole
Alamosa Holdings       Com   011589108      55   9,500   sole  sole
Alexion Pharm          Com   015351109   1,328  55,900   sole  sole
ALLETE, Inc.           Com   018522102     226   6,450   sole  sole
Alliance Gaming Corp.  Com   01859p609   1,623  50,500   sole  sole
Altiris, Inc.          Com   02148M100   1,994  71,360   sole  sole
Alvarion Ltd.          SHS   m0861t100     118   9,300   sole  sole
American Healthways    Com   02649v104     894  36,600   sole  sole
American Tower Corp.   Cl A  029912201     255  22,500   sole  sole
Ameritrade Holding     Com   03074k100   2,922  189,750  sole  sole
Angiotech Pharm        Com   034918102     923  37,800   sole  sole
Anteon International   Com   03674e108     586  20,300   sole  sole
Applied Films Corp.    Com   038197109     257   9,200   sole  sole
Ask Jeeves, Inc.       Com   045174109   1,622  45,400   sole  sole
AtheroGenics, Inc.     Com   047439104     938  41,000   sole  sole
Atrix Laboratories,    Com   04962L101     403  15,800   sole  sole
AudioCodes Ltd.        ORD   M15342104     391  33,700   sole  sole
August Technology      Com   05106u105     764  50,900   sole  sole
Autobytel, Inc.        Com   05275n106     933  70,700   sole  sole
Avaya, Inc.            Com   053499109     327  20,600   sole  sole
Avocent Corp.          Com   053893103     259   7,050   sole  sole
Axonyx, Inc.           Com   05461r101      20   2,990   sole  sole
Bebe Stores, Inc.      Com   075571109     909  27,100   sole  sole
Bio-Rad Laboratories   Cl A  090572207     183   3,250   sole  sole
Boston Private Fin     Com   101119105   1,820  65,000   sole  sole
Boston Scientific      Com   101137107     269   6,350   sole  sole
CapitalSource, Inc.    Com   14055x102     266  11,850   sole  sole
Carrier Access Corp.   Com   144460102      35   2,900   sole  sole
Central European Dis   Com   153435102     164   5,060   sole  sole
Cephalon, Inc.         Com   156708109     201   3,500   sole  sole
Charles River Lab      Com   159864107     420   9,800   sole  sole
CheckFree Corp.        Com   162813109     848  28,800   sole  sole
CNET Networks, Inc.    Com   12613R104   1,641  158,900  sole  sole
Cognizant Technology   Com   192446102     842  18,600   sole  sole
Conexant Systems       Com   207142100     478  77,550   sole  sole
Cost Plus, Inc.        Com   221485105     952  22,800   sole  sole
CoStar Group, Inc.     Com   22160n109     922  25,000   sole  sole
Credence Systems Corp  Com   225302108     615  51,750   sole  sole
Cypress Semiconductor  Com   232806109      57   2,790   sole  sole
Deckers Outdoor Corp.  Com   243537107     537  20,700   sole  sole
Dendrite Intern        Com   248239105     907  56,700   sole  sole
Digene Corp.           Com   253752109     522  15,200   sole  sole
Ditech Communications  Com   25500M103   1,438  86,250   sole  sole
Electro Scientific Ind Com   285229100     240  10,200   sole  sole
Electronic Arts, Inc.  Com   285512109     456   8,450   sole  sole
EPIX Medical, Inc.     Com   26881q101     593  28,600   sole  sole
eResearch Technology   Com   29481V108   1,090  38,850   sole  sole
eSPEED, Inc., Class A  Cl A  296643109     782  37,300   sole  sole
Exar Corp.             Com   300645108   1,110  60,000   sole  sole
Express Scripts, Inc.  Com   302182100     287   3,850   sole  sole
F5 Networks, Inc.      Com   315616102     217   6,400   sole  sole
FormFactor, Inc.       Com   346375108     117   5,600   sole  sole
Friedman, Billings,    Com   358434108     364  13,500   sole  sole
Grant Prideco, Inc.    Com   38821g101     253  16,300   sole  sole
Guess?, Inc.           Com   401617105     975  54,100   sole  sole
Hanover Compressor Co. Com   410768105     297  24,530   sole  sole
HEI, Inc.              Com   404160103     107  33,357   sole  sole
INAMED Corp.           Com   453235103     346   6,500   sole  sole
Inco Ltd.              Com   453258402     173   5,000   sole  sole
Inet Technologies      Com   45662v105     232  18,690   sole  sole
Infinity Property &    Com   45665q103     490  15,600   sole  sole
Informatica Corp.      Com   45666Q102     590  68,700   sole  sole
InfoSpace, Inc.        Com   45678t201   3,856  99,200   sole  sole
Instinet Group, Inc.   Com   457750107     209  29,600   sole  sole
Intelligroup, Inc.     Com   45816a106      53   7,200   sole  sole
Inter Parfums, Inc.    Com   458334109      94   4,100   sole  sole
Intuitive Surgical     Com   46120e602     755  44,400   sole  sole
Inveresk Research      Com   461238107     580  20,400   sole  sole
Ixia                   Com   45071r109     311  28,700   sole  sole
John B. Sanfilippo &   Com   800422107      72   1,950   sole  sole
K2, Inc.               Com   482732104     793  49,500   sole  sole
Kenneth Cole Prod      Cl A  193294105     668  19,600   sole  sole
Kulicke and Soffa      Com   501242101     395  33,730   sole  sole
L-3 Communications     Com   502424104     297   5,000   sole  sole
Landstar System, Inc.  Com   515098101     368   9,000   sole  sole
Linktone Ltd., ADR     ADR   535925101      12   1,000   sole  sole
LSI Logic Corp.        Com   502161102     296  31,710   sole  sole
Macromedia, Inc.       Com   556100105     948  47,250   sole  sole
Magma Design Aut       Com   559181102   1,353  64,700   sole  sole
Marimba, Inc.          Com   56781Q109     145  24,700   sole  sole
Martek Biosciences     Com   572901106     864  15,150   sole  sole
Marvell Technology     ORD   g5876h105     365   8,110   sole  sole
MBNA Corp.             Com   55262l100     276  10,000   sole  sole
MDU Communications     Com   582828109      21   6,900   sole  sole
Merge Technologies     Com   589981109     593  40,500   sole  sole
Micromuse, Inc.        Com   595094103     449  57,600   sole  sole
Microsoft Corp.        Com   594918104     302  12,100   sole  sole
MicroStrategy, Inc.    Cl A  594972408   1,071  20,100   sole  sole
Monster Worldwide      Com   611742107     260   9,920   sole  sole
MPS Group, Inc.        Com   553409103     863  77,600   sole  sole
M-Systems Flash Disk   ORD   M7061C100   1,202  59,000   sole  sole
Multimedia Games, Inc. Com   625453105     680  27,500   sole  sole
Myogen, Inc.           Com   62856e104      89   8,100   sole  sole
Nabi Biopharm          Com   629519109     682  43,850   sole  sole
Nabors Industries Ltd. SHS   G6359F103     361   7,900   sole  sole
Navigant Consulting    Com   63935n107   1,552  76,700   sole  sole
Netopia, Inc.          Com   64114k104     264  21,500   sole  sole
New Century Financial  Com   64352d101     767  15,800   sole  sole
Newfield Exploration   Com   651290108     240   5,000   sole  sole
Nokia Oyj, ADR         ADR   654902204     243  12,000   sole  sole
Northrop Grumman Corp. Com   666807102     192   1,950   sole  sole
Novell, Inc.           Com   670006105     137  12,000   sole  sole
Nucor Corp.            Com   670346105     246   4,000   sole  sole
Nuvelo, Inc.           Com   67072M301     506  40,300   sole  sole
O2Micro International  ORD   g6797e106   1,077  62,500   sole  sole
Omnicell, Inc.         Com   68213n109     582  29,400   sole  sole
OmniVision Tech        Com   682128103     970  35,500   sole  sole
ON Semiconductor Corp. Com   682189105      81  10,750   sole  sole
Onyx Pharmaceuticals   Com   683399109     902  22,300   sole  sole
Open Solutions, Inc.   Com   68371p102     311  14,100   sole  sole
Orbitz, Inc., Class A  Cl A  68556Y100      33   1,400   sole  sole
Oxford Industries      Com   691497309   1,206  26,100   sole  sole
Pacific Sunwear of Cal Com   694873100   1,120  45,660   sole  sole
PC Mall, Inc.          Com   69323k100     279  15,220   sole  sole
Peet's Coffee & Tea    Com   705560100     767  36,000   sole  sole
Penn National Gaming   Com   707569109     915  31,800   sole  sole
Penwest Pharm          Com   709754105     843  57,700   sole  sole
PETsMART, Inc.         Com   716768106     195   7,150   sole  sole
Pfizer, Inc.           Com   717081103     307   8,750   sole  sole
Pharmaceutical Product Com   717124101     605  20,300   sole  sole
Photon Dynamics, Inc.  Com   719364101     571  17,500   sole  sole
Pinnacle Airlines      Com   723443107     940  70,700   sole  sole
Pixelworks, Inc.       Com   72581m107     175  10,240   sole  sole
Polo Ralph Lauren      Com   731572103     257   7,500   sole  sole
Power Integrations     Com   739276103     364  12,400   sole  sole
Presstek, Inc.         Com   741113104      58   5,370   sole  sole
Priceline.com, Inc.    Com   741503403     911  33,800   sole  sole
Pride International    Com   74153q102     268  15,700   sole  sole
Quest Software, Inc.   Com   74834T103     875  53,500   sole  sole
Radyne Comstream Inc.  W     750611147       0  111,185  sole  sole
Radyne Comstream Inc.  W     750611147     228  113,815  sole  sole
Raindance Commun       Com   75086X106     198  69,510   sole  sole
RealNetworks, Inc.     Com   75605l104      49   8,100   sole  sole

Red Hat, Inc.          Com   756577102   1,175  51,400   sole  sole
Regeneration Tech      Com   75886n100     609  53,700   sole  sole
Reliant Energy, Inc.   Com   75952b105     266  32,380   sole  sole
Research In Motion     Com   760975102   2,902  31,100   sole  sole
Retek, Inc.            Com   76128q109     256  33,900   sole  sole
SafeNet, Inc.          Com   78645R107     432  11,500   sole  sole
Salix Pharmaceuticals  Com   795435106   1,584  54,600   sole  sole
Saxon Capital, Inc.    Com   80556p302     324  11,400   sole  sole
Schnitzer Steel Ind    Cl A  806882106     341  10,650   sole  sole
Scientific Games       Cl A  80874P109   1,252  66,900   sole  sole
Shire Pharmaceuticals  ADR   82481r106     559  19,000   sole  sole
Sierra Wireless, Inc.  Com   826516106   1,580  43,300   sole  sole
Sigmatel, Inc.         Com   82661w107   1,036  46,150   sole  sole
Signature Bank         Com   82669G104       9     450   sole  sole
Silicon Storage Tech   Com   827057100     414  32,000   sole  sole
Simpson Manufacturing  Com   829073105     159   3,250   sole  sole
Sirius Satellite Rad   Com   82966u103     126  37,000   sole  sole
Skyworks Solutions     Com   83088m102     344  29,500   sole  sole
SLM Corp.              Com   78442p106     188   4,500   sole  sole
Smith International    Com   832110100     227   4,250   sole  sole
Staples, Inc.          Com   855030102     279  11,000   sole  sole
Station Casinos, Inc.  Com   857689103   1,140  25,800   sole  sole
Steel Dynamics, Inc.   Com   858119100     100   4,040   sole  sole
Sunrise Senior Living, Com   86768k106   1,025  28,600   sole  sole
SupportSoft, Inc.      Com   868587106      86   7,800   sole  sole
Symantec Corp.         Com   871503108     306   6,600   sole  sole
Symbion, Inc.          Com   871507109     387  21,300   sole  sole
Telecommunications Sys Cl A  87929j103      31   4,300   sole  sole
Telik, Inc.            Com   87959m109     392  14,600   sole  sole
Tellabs, Inc.          Com   879664100     193  22,380   sole  sole
Tessera Technologies   Com   88164L100     410  22,400   sole  sole
Texas Instruments      Com   882508104     335  11,450   sole  sole
The DIRECTV Group      Com   25459L106     277  18,000   sole  sole
The Dow Chemical Co.   Com   260543103     185   4,600   sole  sole
The Medicines Co.      Com   584688105   1,056  32,800   sole  sole
Trident Microsystems   Com   895919108     573  35,950   sole  sole
Ultratech, Inc.        Com   904034105     970  41,600   sole  sole
United Online, Inc.    Com   911268100     952  57,150   sole  sole
United Surgical Part   Com   913016309     689  20,300   sole  sole
Urban Outfitters, Inc. Com   917047102   1,682  35,000   sole  sole
Valeant Pharma         Com   91911X104     367  15,370   sole  sole
ValueClick, Inc.       Com   92046n102   1,938  179,400  sole  sole
Varian Semiconductors  Com   922207105     287   6,840   sole  sole
Ventana Medical Sys    Com   92276h106     291   7,100   sole  sole
ViaSat, Inc.           Com   92552v100      87   3,500   sole  sole
Virage Logic Corp.     Com   92763r104     659  71,300   sole  sole
Vulcan Materials Co.   Com   929160109     423   8,910   sole  sole
WebEx Communications   Com   94767l109   1,576  53,000   sole  sole
Webzen, Inc., ADR      ADR   94846M102      56   6,000   sole  sole
Williams-Sonoma, Inc.  Com   969904101     374  10,930   sole  sole
Wintrust Financial     Com   97650W108     554  11,400   sole  sole
World Acceptance Corp. Com   981419104       4     200   sole  sole
XM Satellite Radio     Com   983759101     580  20,700   sole  sole
Yahoo! Inc.            Com   984332106   1,098  22,600   sole  sole
Yum! Brands, Inc.      Com   988498101     247   6,500   sole  sole